LICENSES AND CONCESSIONS PAYABLE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Contractors [Abstract]
Schedule of Licenses and Concessions Payable

	06/30/2018	12/31/2017
Personal Mobile Services—SMP	4,565	4,649
STFC concessions	52,479	16,261
Total	57,044	20,910
Current	57,044	20,306
Non-current	—	604

	2017	2016
Personal Mobile Services—SMP	4,649	7,812
STFC concessions	16,261	102,938

Total	20,910	110,750

Current	20,306	106,677
Non-current	604	4,073